Financial Risk Management Objective and Policies (Details) - Schedule of increased/(decreased) financial instruments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Increased Decreased Financial Instruments Abstract
Increase/decrease in USD rate to the Egyptian Pound	+/-5%	+/-5%
Effect on loss before tax USD	$ 76,352	$ 30,985